Common Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($) shares	Jul. 28, 2022	May 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Nov. 30, 2019 $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 08, 2022	Jun. 21, 2021 shares	Feb. 13, 2021 shares	Dec. 31, 2019 $ / shares
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares				4,003,595						300,000,000		4,003,595	3,491,910
Preferred Stock, Shares Authorized | shares										10,000,000
Stock Issued During Period, Shares, New Issues | shares										4,170,461
Proceeds From Share Subscription Facility Provided By Business Acquired | $										$ 125,000		$ 125,000
Common Stock, Shares, Outstanding | shares				2,850,876						6,476,566		2,850,876	2,788,349
Class of Warrant or Right, Outstanding | shares				491,259						1,500,165		491,259
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.2
Proceeds From Convertible Debt | $											$ 37,130	$ 37,225	$ 415
Adjustments to Additional Paid in Capital, Warrant Issued | $								$ 17,602	$ 21,971			$ 21,971	$ 7,212
Percentage of average trading price to determine other values.										90.00%
Class of warrants or rights issued during the period | shares							450
Class of warrant or rights exercised term							September 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 0								$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				137.94						$ 76.29		$ 137.94	$ 83.97				$ 0
The Extension Notes [Member]
Class of Stock [Line Items]
Class of warrants and rights issued during the period | shares												314,901
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						314,901
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						314,901
Proceeds From Convertible Debt | $						$ 48,700
The Extension Notes [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares						$ 130.21
Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										689,999
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 230
Number of trading days for determining the share price										20 days
Number of consecutive trading days for determining the share price										30 days
Share Price | $ / shares										$ 360
Public Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price | $ / shares										360
Class of warrants redemption price per unit | $ / shares										$ 0.2
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										376,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 230
Two Thousand And Twenty Three Notes Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										264,270
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.2
Class of warrants and rights issued during the period | shares													176,358
Class of warrants and rights issued price per warrant | $ / shares						$ 0.2							$ 0.2
Proceeds from Issuance of Private Placement | $													$ 16,100
Warrants and rights outstanding, expire period						March 2025							March 2025
Proceeds allocated to the common stock warrants | $						$ 22,000							$ 7,200
Two Thousand And Twenty Three Notes Warrants [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 83.92								$ 83.92
Sensata Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares				125,000	125,000						125,000	125,000			125,000
Class of warrants and rights issued price per warrant | $ / shares					$ 0.2
Warrants and rights outstanding, expire period					June 2026
Adjustments to Additional Paid in Capital, Warrant Issued | $					$ 17,600
Warrants exercised for cash | $					25
Sensata Warrants [Member] | Prepaid Expenses and Other Current Assets [Member]
Class of Stock [Line Items]
Sensata prepaid services | $					8,800					$ 8,800	$ 8,800
Sensata Warrants [Member] | Other Noncurrent Assets [Member]
Class of Stock [Line Items]
Sensata prepaid services | $					$ 8,800					$ 8,800	$ 8,800
GEM Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										169,896
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 200						$ 200		$ 200
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				169,896								169,896
GEM Agreement [Member]
Class of Stock [Line Items]
Percentage Price Used For Determining Average Closing Price				90
Proceeds From Share Subscription Facility Provided By Business Acquired | $				$ 125,000
Warrants Fair Value Disclosure | $				$ 4,000						$ 4,000		$ 4,000
Warrants Payable In Cash | $										2,500		2,500
Unamortized deferred offering costs | $										2,300
Line Of Credit commitment fee | $										2,500
Warrants issued | $										4,000		$ 4,000
Asset Fair Value | $										1,100
Number of trading days for determining the share price			30 days
Draw down amount on GEM Agreement | $			$ 9,900
Shares issued upon draw down of GEM agreement | shares			1,314,159
Expense for the change in fair value of the forward asset | $	$ 9,600									$ 8,900
Share Settled Forward Asset | $	$ 10,000
Percentage of average trading price to determine other values.			90.00%
Common stock, shares returned upon settlement | shares	56,729
Warrant exercisable , percent										2.50%		2.50%
Except Series B And Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio				0.194						0.194		0.194
Series B Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio				0.5771						0.5711		0.5771		0.5771
Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio				0.7155						0.7155		0.7155		0.7155
Common Class A [Member] | Prior to Business Combination [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding | shares										1,380,000						1,380,000
Subsequent Event [Member] | GEM Agreement [Member]
Class of Stock [Line Items]
Number of consecutive trading days for determining the share price	40 days	30 days
Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares										310,000,000